Related Parties Transactions (Details) - Schedule of Expenses Related To Service Agreement and the Office Services Agreement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Costs and expenses	$ 146	$ 167	$ 177
Research and development [Member]
Segment Reporting Information [Line Items]
Costs and expenses	36	42	44
Sales and marketing [Member]
Segment Reporting Information [Line Items]
Costs and expenses	36	42	44
General and administrative [Member]
Segment Reporting Information [Line Items]
Costs and expenses	$ 74	$ 83	$ 89